CM Advisors Fixed Income Fund
Schedule of Investments
November 30, 2021 (Unaudited)

COMMON STOCKS - 6.8%	Shares	Value
Energy - 6.8%
Oil & Gas Services & Equipment - 6.8%
PHI Group, Inc. * (Cost $1,609,094)	149,912	$ 2,023,812

CORPORATE BONDS - 25.0%	Par Value	Value
Communications - 2.7%
Cable & Satellite - 1.0%
Tele-Communications, Inc., 10.125%, due 04/15/22	$ 300,000	$ 310,740

Telecommunications - 1.7%
Qwest Corporation, 6.750%, due 12/01/21	500,000	500,000

Consumer Discretionary - 1.9%
Automotive - 1.9%
American Honda Finance Corporation, 3.375%, due 12/10/21	500,000	500,332
General Motors Corporation, 4.875%, due 10/02/23	50,000	53,191
		553,523
Energy - 3.5%
Oil & Gas - 3.5%
EQT Corporation,
3.000%, due 10/01/22	486,000	487,215
7.625%, due 02/01/25	500,000	556,195
		1,043,410
Financials - 6.8%
Banking - 4.4%
JPMorgan Chase & Company, 1.100%, due 06/22/26	650,000	611,468
Wells Fargo & Company, 4.125%, due 08/15/23	650,000	684,449
		1,295,917
Insurance - 2.3%
Enstar Group Ltd., 4.500%, due 03/10/22	675,000	679,967

Specialty Finance - 0.1%
International Lease Finance Corporation, 5.875%, due 08/15/22	50,000	51,789

Health Care - 0.2%
Biotech & Pharma - 0.2%
AbbVie, Inc., 2.900%, due 11/06/22	50,000	51,004

Industrials - 3.6%
Machinery - 3.6%
Eaton Corporation, 8.100%, due 08/15/22	1,000,000	1,053,490

Materials - 3.1%
Chemicals - 2.4%
Mosaic Company (The), 3.250%, due 11/15/22	685,000	700,205

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)

CORPORATE BONDS - 25.0% (Continued)	Par Value	Value
Materials - 3.1% (Continued)
Materials & Processing - 0.7%
Carpenter Technology Corporation, 4.450%, due 03/01/23	$ 200,000	$ 205,413

Technology - 3.2%
Software & Services - 1.0%
Lumen Technologies, Inc., 5.800%, due 03/15/22	300,000	302,186

Technology Hardware - 2.1%
Corning, Inc., 7.250%, due 08/15/36	500,000	611,619

Technology Services - 0.1%
Thomson Reuters Corporation, 4.300%, due 11/23/23	30,000	31,702

Total Corporate Bonds (Cost $7,158,017)		$ 7,390,965

U.S. TREASURY OBLIGATIONS - 57.9%	Par Value	Value
U.S. Treasury Inflation-Protected Notes - 2.0%
2.375%, due 01/15/25	$ 509,292	$ 584,960

U.S. Treasury Notes - 55.9%
0.375%, due 03/31/22	1,000,000	1,000,998
2.250%, due 04/15/22	1,000,000	1,008,008
1.875%, due 04/30/22	1,000,000	1,007,385
1.750%, due 05/31/22	1,000,000	1,008,164
0.125%, due 06/30/22	1,000,000	1,000,078
0.125%, due 07/31/22	1,000,000	1,000,007
0.125%, due 08/31/22	1,000,000	999,844
0.125%, due 09/30/22	1,000,000	999,453
0.125%, due 11/30/22	1,000,000	998,906
0.125%, due 12/31/22	1,000,000	998,555
2.750%, due 11/15/23	6,250,000	6,521,240
		16,542,638

Total U.S. Treasury Obligations (Cost $16,786,602)		$ 17,127,598

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)

MONEY MARKET FUNDS - 9.9%	Shares	Value
First American Government Obligations Fund - Class Z, 0.02% (a)	280,898	$ 280,898
Wells Fargo Advantage Treasury Plus Money Market Fund - Institutional Class, 0.01% (a)	2,635,036	2,635,036
Total Money Market Funds (Cost $2,915,934)		$ 2,915,934

Total Investments at Value - 99.6% (Cost $28,469,647)		$ 29,458,309

Other Assets in Excess of Liabilities - 0.4%		110,916

Net Assets - 100.0%		$ 29,569,225

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of November 30, 2021.